CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
Bandwidth Inc., Class A Shares	60,860	$10,624,330	*
Iridium Communications Inc.	131,550	3,365,049	*

TOTAL COMMUNICATION SERVICES		13,989,379

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 2.1%
Fox Factory Holding Corp.	115,529	8,587,271	*

Distributors - 1.0%
Core-Mark Holding Co. Inc.	145,404	4,206,538

Diversified Consumer Services - 3.1%
Chegg Inc.	183,373	13,100,167	*

Specialty Retail - 4.2%
Hudson Ltd., Class A Shares	166,130	1,262,588	*
Monro Inc.	90,719	3,680,470
National Vision Holdings Inc.	270,572	10,346,673	*
Vroom Inc.	38,930	2,015,795	*

Total Specialty Retail		17,305,526

TOTAL CONSUMER DISCRETIONARY		43,199,502

CONSUMER STAPLES - 6.8%
Food & Staples Retailing - 5.2%
BJ’s Wholesale Club Holdings Inc.	295,733	12,287,706	*
Casey’s General Stores Inc.	45,053	8,003,665
Grocery Outlet Holding Corp.	35,450	1,393,894	*

Total Food & Staples Retailing		21,685,265

Food Products - 1.6%
Calavo Growers Inc.	50,470	3,344,647
Hain Celestial Group Inc.	91,420	3,135,706	*

Total Food Products		6,480,353

TOTAL CONSUMER STAPLES		28,165,618

ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Cactus Inc., Class A Shares	95,856	1,839,477
Newpark Resources Inc.	326,140	342,447	*

TOTAL ENERGY		2,181,924

FINANCIALS - 4.7%
Banks - 0.9%
Western Alliance Bancorp	113,674	3,594,372

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2020 Quarterly Report	1

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Capital Markets - 1.4%
Assetmark Financial Holdings Inc.	59,370	$1,290,704	*
PJT Partners Inc., Class A Shares	71,120	4,310,583

Total Capital Markets		5,601,287

Insurance - 2.4%
American Equity Investment Life Holding Co.	147,072	3,234,113
Trupanion Inc.	86,804	6,848,836	*

Total Insurance		10,082,949

TOTAL FINANCIALS		19,278,608

HEALTH CARE - 27.8%
Biotechnology - 5.3%
Amicus Therapeutics Inc.	260,640	3,680,237	*
Biohaven Pharmaceutical Holding Co. Ltd.	30,220	1,964,602	*
CareDx Inc.	51,955	1,971,173	*
Heron Therapeutics Inc.	278,688	4,130,156	*
Invitae Corp.	174,160	7,549,836	*
Ultragenyx Pharmaceutical Inc.	32,040	2,633,367	*

Total Biotechnology		21,929,371

Health Care Equipment & Supplies - 11.0%
CryoPort Inc.	69,507	3,294,632	*
Insulet Corp.	58,379	13,811,887	*
Integra LifeSciences Holdings Corp.	148,117	6,994,085	*
iRhythm Technologies Inc.	20,036	4,770,772	*
Penumbra Inc.	60,258	11,712,950	*
Silk Road Medical Inc.	73,310	4,927,165	*

Total Health Care Equipment & Supplies		45,511,491

Health Care Providers & Services - 2.5%
Progyny Inc.	199,090	5,859,219	*
Surgery Partners Inc.	208,506	4,566,281	*

Total Health Care Providers & Services		10,425,500

Health Care Technology - 2.8%
American Well Corp., Class A Shares	5,170	153,239	*
Health Catalyst Inc.	92,636	3,390,478	*
Livongo Health Inc.	31,120	4,358,356	*
Vocera Communications Inc.	130,640	3,799,011	*

Total Health Care Technology		11,701,084

Life Sciences Tools & Services - 4.9%
ICON PLC	65,452	12,507,223	*
Syneos Health Inc.	143,919	7,650,734	*

Total Life Sciences Tools & Services		20,157,957

See Notes to Schedule of Investments.

2	ClearBridge Variable Small Cap Growth Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.3%
Pacira BioSciences Inc.	90,602	$5,446,992	*

TOTAL HEALTH CARE		115,172,395

INDUSTRIALS - 14.8%
Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings Inc.	113,849	4,541,437	*

Air Freight & Logistics - 2.7%
Forward Air Corp.	81,220	4,660,403
XPO Logistics Inc.	75,780	6,415,535	*

Total Air Freight & Logistics		11,075,938

Building Products - 5.5%
Masonite International Corp.	66,690	6,562,296	*
Trex Co. Inc.	224,664	16,085,942	*

Total Building Products		22,648,238

Commercial Services & Supplies - 0.6%
US Ecology Inc.	79,949	2,611,934

Electrical Equipment - 0.5%
Bloom Energy Corp., Class A Shares	126,210	2,267,994	*

Machinery - 3.5%
Albany International Corp., Class A Shares	40,980	2,028,920
IDEX Corp.	35,470	6,470,083
RBC Bearings Inc.	17,490	2,119,963	*
Tennant Co.	64,867	3,915,372

Total Machinery		14,534,338

Trading Companies & Distributors - 0.9%
H&E Equipment Services Inc.	158,422	3,114,576
MRC Global Inc.	123,171	527,172	*

Total Trading Companies & Distributors		3,641,748

TOTAL INDUSTRIALS		61,321,627

INFORMATION TECHNOLOGY - 29.6%
Communications Equipment - 0.8%
Viavi Solutions Inc.	274,578	3,220,800	*

Electronic Equipment, Instruments & Components - 1.2%
Brain Corp.	145,637	856,346	*(a)(b)(c)
nLight Inc.	85,180	2,000,026	*
OSI Systems Inc.	30,643	2,378,203	*

Total Electronic Equipment, Instruments & Components		5,234,575

IT Services - 4.0%
Cardtronics PLC, Class A Shares	76,435	1,513,413	*

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2020 Quarterly Report	3

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	SHARES	VALUE
IT Services - (continued)
Shift4 Payments Inc., Class A Shares	45,960	$2,222,626	*
Wix.com Ltd.	50,240	12,803,664	*

Total IT Services		16,539,703

Semiconductors & Semiconductor Equipment - 7.2%
Brooks Automation Inc.	59,730	2,763,110
Inphi Corp.	93,237	10,465,853	*
Lattice Semiconductor Corp.	140,950	4,081,912	*
Monolithic Power Systems Inc.	44,464	12,432,579

Total Semiconductors & Semiconductor Equipment		29,743,454

Software - 16.4%
Aspen Technology Inc.	62,163	7,869,214	*
Cornerstone OnDemand Inc.	153,516	5,581,842	*
DocuSign Inc.	14,097	3,034,239	*
Envestnet Inc.	78,302	6,041,782	*
HubSpot Inc.	39,690	11,598,609	*
Jamf Holding Corp.	11,470	431,387	*
Model N Inc.	53,690	1,894,183	*
New Relic Inc.	76,428	4,307,482	*
PagerDuty Inc.	167,940	4,552,853	*
Pluralsight Inc., Class A Shares	61,070	1,046,129	*
Qualys Inc.	74,626	7,314,094	*
Smartsheet Inc., Class A Shares	50,290	2,485,332	*
Varonis Systems Inc.	67,399	7,779,193	*
Yext Inc.	265,124	4,024,582	*

Total Software		67,960,921

TOTAL INFORMATION TECHNOLOGY		122,699,453

MATERIALS - 0.9%
Chemicals - 0.9%
Balchem Corp.	39,666	3,872,592

REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Redfin Corp.	58,204	2,906,126	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $221,723,713)		412,787,224

See Notes to Schedule of Investments.

4	ClearBridge Variable Small Cap Growth Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.010%	2,062,713	$2,062,713
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.017%	515,678	515,678	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,578,391)			2,578,391

TOTAL INVESTMENTS - 100.2% (Cost - $224,302,104)			415,365,615
Liabilities in Excess of Other Assets - (0.2)%			(811,426)

TOTAL NET ASSETS - 100.0%			$414,554,189

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2020, the total market value of investments in Affiliated Companies was $515,678 and the cost was $515,678 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Information Technology	$121,843,107	—	$856,346	$122,699,453
Other Common Stocks	290,087,771	—	—	290,087,771

Total Long-Term Investments	411,930,878	—	856,346	412,787,224

Short-Term Investments†	2,578,391	—	—	2,578,391

Total Investments	$414,509,269	—	$856,346	$415,365,615

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$547,442	$9,708,672	9,708,672	$9,740,436	9,740,436	—	$1,593	—	$515,678

8

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Portfolio investment is restricted as to resale and, in the absence of readily ascertainable market values, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 9/30/2020	Value Per Share	Percent of Net Assets
Brain Corp.	145,637	4/20	$768,308	$856,346	$5.88	0.21%

9